Property and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment

	Vehicles	Office equipment	Furniture and fixtures	Buildings	Land	Total
Cost:
At January 1, 2026	$34,705	$91,524	$17,673	$—	$887,168	$1,031,070
Additions	—	13,620	454	57,051	123,610	194,735
Effect of foreign exchange	2,184	5,859	1,066	909	57,812	67,830
At June 30, 2026	$36,889	$111,003	$19,193	$57,960	$1,068,590	$1,293,635
Depreciation:
At January 1, 2026	$34,399	$77,170	$10,851	$—	$—	$122,420
Effect of foreign exchange	2,165	4,840	647	(13)	—	7,639
Depreciation charge for the period	—	3,972	128	2,911	—	7,011
At June 30, 2026	$36,564	$85,982	$11,626	$2,898	$—	$137,070
Net book value:
At June 30, 2026	$325	$25,021	$7,567	$55,062	$1,068,590	$1,156,565
At January 1, 2026	$306	$14,354	$6,822	$—	$887,168	$908,650

3. Property and equipment (continued)

	Vehicles	Office equipment	Furniture and fixtures	Buildings	Land	Total
Cost:
At January 1, 2025	$41,310	$77,841	$15,078	$—	$772,166	$906,395
Additions	—	3,918	790	—	24,468	29,176
Disposals	(11,260)	—	0	—	—	(11,260)
Effect of foreign exchange	4,655	9,765	1,805	—	90,534	106,759
At December 31, 2025	$34,705	$91,524	$17,673	$—	$887,168	$1,031,070
Depreciation:
At January 1, 2025	$41,039	$64,471	$9,288	$—	$—	$114,798
Effect of foreign exchange	4,620	8,153	1,102	—	—	13,875
Disposals	(11,260)	—	0	—	—	(11,260)
Depreciation charge for the year	—	4,546	461	—	—	5,007
At December 31, 2025	$34,399	$77,170	$10,851	$—	$—	$122,420
Net book value:
At December 31, 2025	$306	$14,354	$6,822	$—	$887,168	$908,650
At January 1, 2025	$271	$13,370	$5,790	$—	$772,166	$791,597